Submission	Sep. 21, 2026
Submission [Line Items]
Central Index Key	0001089063
Registrant Name	DICK'S Sporting Goods, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES